Income Taxes - Reconciliation of Income Tax Expenses Calculated by Applying Statutory Tax Rates to Actual Tax Expenses (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Income Taxes [line items]
Statutory income tax rate	31.50%	31.70%	31.70%
Effective tax rate	(0.90%)	248.40%	54.70%
Assessment of the recoverability of deferred tax assets due to recognizing previously unrecognized deferred tax assets	¥ 159	¥ 55	¥ 105
Impact of assessment of the recoverability of deferred tax assets offset by unrecognized deferred tax assets in connection with the pre-tax losses	63,714	57,990
MixRadio Limited [member]
Disclosure Of Income Taxes [line items]
Impact of assessment of the recoverability of deferred tax assets offset by unrecognized deferred tax assets in connection with the pre-tax losses			4
Other subsidiaries [Member]
Disclosure Of Income Taxes [line items]
Impact of assessment of the recoverability of deferred tax assets offset by unrecognized deferred tax assets in connection with the pre-tax losses		1,789	953
Subsidiaries [Member]
Disclosure Of Income Taxes [line items]
Impact of assessment of the recoverability of deferred tax assets offset by unrecognized deferred tax assets in connection with the pre-tax losses	2,344
Japan (country of domicile) [Member] | Subsidiaries [Member]
Disclosure Of Income Taxes [line items]
Impact of assessment of the recoverability of deferred tax assets offset by unrecognized deferred tax assets in connection with the pre-tax losses	11,086	4,134	2,407
Japan (country of domicile) [Member] | Tax losses [Member] | Subsidiaries [Member]
Disclosure Of Income Taxes [line items]
Assessment of the recoverability of deferred tax assets due to recognizing previously unrecognized deferred tax assets	108
Japan (country of domicile) [Member] | Deductible temporary differences [Member] | Subsidiaries [Member]
Disclosure Of Income Taxes [line items]
Assessment of the recoverability of deferred tax assets due to recognizing previously unrecognized deferred tax assets	¥ 51
Korea [Member] | Subsidiaries [Member]
Disclosure Of Income Taxes [line items]
Additional tax charge		2,215
Korea [Member] | Tax losses [Member] | Subsidiaries [Member]
Disclosure Of Income Taxes [line items]
Assessment of the recoverability of deferred tax assets due to recognizing previously unrecognized deferred tax assets		40
Korea [Member] | Deductible temporary differences [Member] | Subsidiaries [Member]
Disclosure Of Income Taxes [line items]
Assessment of the recoverability of deferred tax assets due to recognizing previously unrecognized deferred tax assets		¥ 14
Taiwan [Member] | Tax losses [Member] | Subsidiaries [Member]
Disclosure Of Income Taxes [line items]
Assessment of the recoverability of deferred tax assets due to recognizing previously unrecognized deferred tax assets			107
Taiwan [Member] | Deductible temporary differences [Member] | Subsidiaries [Member]
Disclosure Of Income Taxes [line items]
Assessment of the recoverability of deferred tax assets due to recognizing previously unrecognized deferred tax assets			¥ 0